GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Other Intangible Assets Future Amortization Expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
2017	$ 1,346
2018	943
2019	415
Thereafter	74
Other intangible assets, net	$ 2,778	$ 9,272